Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Components [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets
	As of September 30, 2025	As of December 31, 2024
Prepaid legal	$-	$25
Prepaid insurance	141	37
Prepaid other	73	7
	$214	$69
Prepaid expenses and other current assets (in thousands)
	As of December 31, 2024	As of December 31, 2023
Employee advances	—	96
Prepaid legal	25	—
Prepaid insurance	37	—
Prepaid other	7	50
	$69	$146

Schedule of Accrued Liabilities	Accrued Liabilities
	As of September 30, 2025	As of December 31, 2024
Accrued compensation	$(4,291)	$(3,472)
Accrued other liabilities	(3,557)	(496)
	$(7,848)	$(3,968)
Accrued Liabilities (in thousands)
	As of December 31, 2024	As of December 31, 2023
Accrued compensation	$(3,472)	$(1,960)
Accrued other liabilities	(496)	(391)
	$(3,968)	$(2,351)